FINANCIAL INSTRUMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL INSTRUMENTS
Total notional amount of interest rate derivatives	$ 2,497,777		$ 1,926,633	$ 1,602,710
Four-month average notional amounts of interest rate derivatives	2,415,146	2,576,859
Derivative liabilities designated as hedging instruments, classified in accounts payable and other accrued liabilities	229			19
Interest rate derivatives, derivative assets not designated as hedging instruments, classified in other assets	3,720		2,788	3,518
Foreign exchange contracts, derivatives not designated as hedging instruments, classified in other assets			15
Derivative assets not designated as hedging instruments, classified in other assets	3,720		2,803	3,518
Interest rate derivatives, derivative not designated as hedging instruments, classified in accounts payable and other accrued liabilities	3,720		2,744	3,585
Foreign exchange contracts, derivatives not designated as hedging instruments, classified in accounts payable and other accrued liabilities			20
Derivative liabilities not designated as hedging instruments, classified in accounts payable and other accrued liabilities	3,720		2,764	3,585
Cash Flow Hedges, Losses recognized in accumulated other comprehensive income (effective portion), Interest rate derivatives	(220)	(310)	(254)	(19,818)	(26,268)
Cash Flow Hedges, Reclassified from accumulated other comprehensive income (effective portion), Interest rate derivatives - Interest expense to third parties	(1,556)	(1,991)	(6,971)	(17,191)	(33,925)
Cash Flow Hedges, Recognized directly in income (ineffective portion), Interest rate derivatives - Other expenses		26	20	(278)	(552)
Interest rate derivatives, other expenses, not designated as hedges	$ 69	$ (47)	$ (53)	$ (751)